Dividends - Summary of Dividends Declared (Parenthetical) (Detail) - £ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Final dividend [member]
Disclosure of dividends [line items]
Dividends paid per share	£ 15.7	£ 14.9	£ 14.2
Interim dividend [member]
Disclosure of dividends [line items]
Dividends paid per share	£ 7.4	£ 7	£ 6.6